Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Assets Held for Sale
Summary of assets held for sale and liabilities associated with assets held for sale

December 31, 2021
amounts in thousands
Assets:
Accounts receivable and contract assets, net of allowance for credit losses	$134
Other current assets	258
Property and equipment, net	3,930
Goodwill	4,044
Franchise rights	19,666
Other assets, net	8,684
Assets held for sale	$36,716

Liabilities:
Accounts payable and accrued liabilities	$441
Deferred revenue and refundable tickets	953
Other current liabilities	403
Other noncurrent liabilities	8,056
Liabilities related to assets held for sale	$9,853

Net assets held for sale	$26,863